Summary Of Significant Accounting Policies (Weighted Average Number Of Shares Outstanding) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basic	1,720,807	1,673,667	1,673,775
Diluted	1,728,309	1,681,082	1,673,775